Investment in Associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [2]
Disclosure of detailed information about investment property [line items]
Total non-current assets	$ 1,850,194	$ 1,786,348	[1]
Total current assets	2,271,110	2,148,062	[1]
Non-current liabilities	(1,863,313)	(838,248)	[1]
Current liabilities	(3,520,290)	(3,184,351)	[1]
Group Share Of Net Liabilities	(15,385)
Elimination Of Effect Of Downstream Sales	13,904
Unrecognized Losses in Polestar Technology	1,407
Other Reconciling Items	74
Carrying Amount Of Group Investment	0
Revenue	2,378,562	2,444,105	[2]	$ 1,346,347
Net loss	(1,194,831)	(477,455)	[2]	(969,298)
Finance expense	213,321	$ 108,402	[2]	$ 45,218
Polestar Technology
Disclosure of detailed information about investment property [line items]
Total non-current assets	19,295
Total current assets	95,770
Non-current liabilities	(8,774)
Current liabilities	(137,689)
Net liabilities	(31,398)
Revenue	1,445
Net loss	(91,247)
Finance expense	$ (44,711)

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.